Note 3 - Going Concern (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Details
Accumulated deficit	$ 20,081,389	$ 16,281,020
Net loss	3,800,369	$ 4,602,627
Proceeds from Issuance of Long-term Debt and Capital Securities, Net	979,850
Proceeds from Issuance of Secured Debt	$ 820,000